Leases, Commitments, and Contingencies (Details) - Schedule of future annual lease payments under non-cancellable operating leases - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of Future Annual Lease Payments Under Non Cancellable Operating Leases [Abstract]
2023	$ 19,567	$ 26,068
2024	22,319	22,319
Total lease payments	41,886	48,387
Less: Imputed interest	3,557	4,749
Total operating lease liabilities	$ 38,329	$ 43,638